Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-10-02	12 Months Ended
Jan. 31, 2025
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Oct. 02, 2023
Erroneous Compensation Analysis
Clawback Policy
The Company maintains a “clawback” policy pursuant to which it is obligated to recoup any excess incentive compensation received by a current or former executive officer after October 2, 2023, in the event that the Company restates its financial statements. The amount to be recouped would be the incentive compensation received by the executive officer during the three fiscal years immediately preceding the date on which the need for a restatement arises over the amount he or she would have received based on the restated results. In connection with the restatement announced by the Company in April 2025, the Compensation and Human Capital Committee analyzed whether a recoupment of incentive compensation was required under the policy. The Committee determined that no recoupment was required because (i) no annual incentive compensation was paid to executive officers in respect of fiscal 2024 and 2025 and (ii) achievement of the fiscal 2024 and 2025 performance-based restricted stock units has not yet been determined, no shares have been delivered with respect to such performance-based restricted stock units, and the units will ultimately vest (or not vest) based on the financial results as restated.

Restatement does not require Recovery	The Committee determined that no recoupment was required because (i) no annual incentive compensation was paid to executive officers in respect of fiscal 2024 and 2025 and (ii) achievement of the fiscal 2024 and 2025 performance-based restricted stock units has not yet been determined, no shares have been delivered with respect to such performance-based restricted stock units, and the units will ultimately vest (or not vest) based on the financial results as restated.